Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Stock Issuable [Member]	Private Placement [Member]	Private Placement [Member] Common Stock Issuable [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 31, 2012	$ (2,553,772)	$ 769,231			$ 4,774,837	$ 1,012,248	$ (9,089,425)	$ (20,663)
Stock-based compensation expense	859,614					859,614
Beginning Balance, shares at Mar. 31, 2012					34,218,512
Issuance of common shares in private placement	11,179,325				$ 6,501,023	4,678,302
Issuance of common shares in private placement, shares					75,821,055
Shares issued as part of debt extinguishment	117,842	(719,387)			$ 837,229
Shares issued as part of debt extinguishment, shares					4,755,545
Extension of warrants and adjustments to common stock					$ (26,162)	26,162
Cancellation of shares to be issued	(49,844)	(49,844)
Shares issued in satisfaction of debt	271,655				$ 271,655
Shares issued in satisfaction of debt, shares					1,090,000
Shares issued as part of debt conversion	166,153				$ 166,153
Shares issued as part of debt conversion,shares					1,409,091
Foreign currency translation	(66,366)							(66,366)
Cancellation of shares	0
Cancellation of shares, shares					(33,333)
Net Loss	(5,846,523)						(5,846,523)
Ending Balance at Mar. 31, 2013	4,078,084				$ 12,524,735	6,576,326	(14,935,948)	(87,029)
Ending Balance, shares at Mar. 31, 2013					117,260,870
Stock-based compensation expense	94,801					94,801
Warrants and beneficial conversion feature associated with convertible notes	1,782,167					1,782,167
Extension of warrants and adjustments to common stock	20,000				$ (152,237)	172,237
Foreign currency translation	(116,524)							(116,524)
Net Loss	(5,992,897)						(5,992,897)
Ending Balance at Mar. 31, 2014	(134,369)				$ 12,372,498	8,625,531	(20,928,845)	(203,553)
Ending Balance, shares at Mar. 31, 2014					117,260,870
Issuance of common shares in private placement	1,444,274				$ 410,065	1,034,209
Issuance of common shares in private placement, shares					10,281,250
Cash received for future private placement			$ 1,561,000	$ 1,561,000
Cash received for future private placement, shares				38,750,000
Foreign currency translation	203,553							$ 203,553
Net Loss	(5,971,470)						(5,971,470)
Ending Balance at Mar. 31, 2015	$ (2,897,012)	$ 1,561,000			$ 12,782,563	$ 9,659,740	$ (26,900,315)
Ending Balance, shares at Mar. 31, 2015		38,750,000			127,542,120